Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 85,956	$ 63,686
Raw and packaging materials	60,299	49,970
Work in progress	28,185	34,084
Other	5,852	5,333
Inventories	$ 180,292	$ 153,073